Financial Instruments	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Financial Instruments
10 - Financial Instruments
Loans and Other Receivables
Loans and other receivables carried at amortized cost is as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
Loans and other receivables carried at amortized cost
Loans receivable	$27	$26
Other receivables	11	12
Allowance for current expected credit losses	(20)	(19)
Loans and other receivables carried at amortized cost, net	$18	$19
The allowance for current expected credit losses reflects the Company’s best estimate of expected credit losses of the receivables portfolio determined on the basis of historical experience, current information, and forecasts of future economic conditions.
Loans receivable
As of March 31, 2025 and 2024, the Company had a loan receivable of $16.6 million and $16.2 million, respectively, from Arduino SA (“Arduino”), a related party, that was fully impaired for the periods presented.
As of March 31, 2025 and 2024, the Company had a four-year loan of $3.2 million and $3.1 million, respectively, issued to Cerfe Labs, Inc, a related party, that was fully impaired for the periods presented.
The remaining balance of loans receivables as of March 31, 2025 and 2024 comprised two five-year loans totaling $7.1 million and $6.9 million, respectively, issued to Allia Limited.
Other receivables
As of March 31, 2025 and 2024, balances included in other receivables pertain to lease deposits and other receivables.
Convertible Loans Receivable
In December 2021, the Company acquired a $29.0 million principal balance convertible loan in Ampere, which is included in other non-current assets on the Consolidated Balance Sheets. The Company elected the fair value option to measure this convertible loan receivable for which changes in fair value are recorded in other non-operating income (loss), net in the Consolidated Income Statements. For the fiscal years ended March 31, 2025, 2024, and 2023, the Company recognized gains on this convertible loan receivable of $1.8 million, $1.0 million, and $2.0 million, respectively.